Stock-Based Compensation Expense and Related Income Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 2,406	$ 2,244	$ 2,166
Income tax benefits related to stock-based compensation	$ 842	$ 785	$ 758